Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 292,361.5	$ 4,413.0	₨ 236,176.3	₨ 192,572.1
Less: Provision for credit losses	21,531.3	325.0	17,000.2	17,428.1
Net interest revenue, after allowance for credit losses	270,830.2	4,088.0	219,176.1	175,144.0
Non-interest revenue	96,833.9	1,461.6	79,821.5	70,834.5
Non-interest expense	(182,077.3)	(2,748.3)	(144,973.0)	(124,228.1)
Income before income tax	185,586.8	2,801.3	154,024.6	121,750.4
Income tax expense	67,536.9	1,019.4	54,519.9	42,304.2
Segment assets:
Segment total assets	7,736,723.3		6,259,015.8	5,125,407.3	$ 116,780.7
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	292,361.5	4,413.0	236,176.3	192,572.1
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	237,326.8		184,836.2	151,578.5
Less: Provision for credit losses	19,103.0		12,355.4	14,942.4
Net interest revenue, after allowance for credit losses	218,223.8		172,480.8	136,636.1
Non-interest revenue	85,999.6		73,189.9	62,670.8
Non-interest expense	(167,739.7)		(132,305.4)	(116,511.1)
Income before income tax	136,483.7		113,365.3	82,795.8
Segment assets:
Segment total assets	4,534,800.3		3,528,407.2	2,838,734.3
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	143,024.7		110,165.3	105,479.2
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	94,302.1		74,670.9	46,099.3
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	39,138.4		40,504.0	33,237.1
Less: Provision for credit losses	2,428.3		4,644.8	2,485.7
Net interest revenue, after allowance for credit losses	36,710.1		35,859.2	30,751.4
Non-interest revenue	11,630.8		9,557.4	8,551.4
Non-interest expense	(13,149.2)		(11,547.9)	(6,354.4)
Income before income tax	35,191.7		33,868.7	32,948.4
Segment assets:
Segment total assets	2,741,500.9		2,248,913.1	1,776,968.9
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	127,326.0		108,033.7	82,160.1
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	(88,187.6)		(67,529.7)	(48,923.0)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	15,896.3		10,836.1	7,756.5
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after allowance for credit losses	15,896.3		10,836.1	7,756.5
Non-interest revenue	(796.5)		(2,925.8)	(387.7)
Non-interest expense	(1,188.4)		(1,119.7)	(1,362.6)
Income before income tax	13,911.4		6,790.6	6,006.2
Segment assets:
Segment total assets	460,422.1		481,695.5	509,704.1
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	22,010.8		17,977.3	4,932.8
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ (6,114.5)		₨ (7,141.2)	₨ 2,823.7